Private Placement (Details) - USD ($)			1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 26, 2021	Dec. 31, 2020	Feb. 23, 2021	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Price per share		$ 1		$ 1
Aggregate purchase price		$ 8,000,000		$ 8,900,000
Number of shares purchased		8,000,000
IPO [Member]
Private Placement (Details) [Line Items]
Private placement warrants				8,900,000	8,900,000
Price per share	$ 10	$ 10	$ 10	$ 1	$ 1
Number of shares purchased		30,000,000	34,500,000	8,900,000	8,900,000
Private Placement [Member]
Private Placement (Details) [Line Items]
Price per share					$ 1
Aggregate purchase price					$ 8,900,000
Over-Allotment Option [Member]
Private Placement (Details) [Line Items]
Number of shares purchased	4,500,000	34,500,000	4,500,000
Over-Allotment Option [Member] | Private Placement Warrant [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price		$ 8,900,000
Number of shares purchased		8,900,000